Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The table below presents details of the Company’s debt as of the following periods including the effective interest rate as of March 31, 2022:

	Effective interest rate	March 31, 2022	December 31, 2021
Adams Street Term Loan	7.58%	$30,613	$30,690
Adams Street Revolving Credit Facility	—	—	—
Adams Street Delayed Draw Term Loan	7.58	14,813	14,850
Adams Street Incremental Term Loan	7.47	31,680	31,760
D&O Financing Loan	1.75	761	1,904
Total debt		77,867	79,204
Less: unamortized discounts and issuance costs		1,580	1,653
Total debt, net		76,287	77,551
Less: Short-term debt, including current portion of long-term debt		1,542	2,684
Total long-term debt, net		$74,745	$74,867

The table below presents details of the Company’s debt as of the following periods including the effective interest rate as of December 31, 2021:

		Successor
	Effective interest rate	December 31, 2021	December 31, 2020
Adams Street Term Loan	7.58%	$30,690	$31,000
Adams Street Revolving Credit Facility	7.00	—	—
Adams Street Delayed Draw Term Loan	7.57	14,850	—
Adams Street Incremental Term Loan	7.47	31,760	—
SVB Loan	—	—	46,500
DSS PPP Loan	—	—	1,058
D&O Financing Loan	1.75	1,904	—
Total debt		79,204	78,558
Less: unamortized discounts and issuance costs		1,653	842
Total debt, net		77,551	77,716
Less: Short-term debt, including current portion of long-term debt		2,684	1,074
Total long-term debt, net		$74,867	$76,642

Schedule of Maturities of Long-term Debt
The maturities of the Company’s long-term debt outstanding as of March 31, 2022 are as follows:

	Remainder of 2022	2023	2024	2025	2026	Thereafter	Total
Adams Street Term Loan	$233	$310	$310	$310	$29,450	$—	$30,613
Adams Street Delayed Draw Term Loan	113	150	150	150	14,250	—	14,813
Adams Street Incremental Term Loan	240	320	320	320	30,480	—	31,680
D&O Financing Loan	761	—	—	—	—	—	761
Total long-term debt maturities	$1,347	$780	$780	$780	$74,180	$—	$77,867

The maturities of the Company’s long-term debt outstanding as of December 31, 2021 are as follows:

	2022	2023	2024	2025	2026	Thereafter	Total
Adams Street Term Loan	$310	$310	$310	$310	$29,450	$—	$30,690
Adams Street Delayed Draw Term Loan	150	150	150	150	14,250	—	14,850
Adams Street Incremental Term Loan	320	320	320	320	30,480	—	31,760
D&O Financing Loan	1,904	—	—	—	—	—	1,904
Total long-term debt maturities	$2,684	$780	$780	$780	$74,180	$—	$79,204

Interest Income and Interest Expense Disclosure
The table below presents the interest expense on debt, including the amortization of discounts and issuance costs for the following periods:

	Three Months Ended
	March 31, 2022	March 31, 2021
Interest expense on debt	$1,452	$1,410

The table below presents the interest expense on debt, including the amortization of discounts and issuance costs for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Interest expense on debt	$6,458	$878	$83